RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
Schedule of compensation of key management personnel

	Years ended December 31,
	2017	2016
Cash compensation - Salaries, short-term incentives, and other benefits	$9.1	$7.3
Long-term incentives, including share-based payments	8.7	9.3
Termination and post-retirement benefits	—	3.9

Total compensation paid to key management personnel	$17.8	$20.5